Acquisition of Hercules Container Carrier S.A. (M/V Hyundai Premium) - Pro Forma Financial Information (Table) (Details) (Hercules Container Carrier S.A., USD $)
In Thousands, except Per Share data, unless otherwise specified
6 Months Ended
Jun. 30, 2013
Hercules Container Carrier S.A.
Business Acquisition
Total revenues	$ 81,957
Partnership's net income	64,424
Partnership's net income available to preferred unit holders	10,540
General Partner's interest in Partnership's net income	1,078
Common unit holders interest in Partnership's net income	$ 52,806
Net income per common unit basic	$ 0.76
Net income per common unit diluted	$ 0.71